Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

a)	Stock option plan – general

Prior to the merger, Bioblast Pharma Ltd. adopted the 2013 Incentive Option Plan (the “2013 Plan”), which provided for the grant of incentive Ordinary Share options and nonqualified Ordinary Share options to employees, directors, and non-employees of the Company. As of December 31, 2019, there was a total of 15,500 options to purchase Ordinary Shares outstanding under the 2013 Plan. All outstanding options under the 2013 Plan were fully vested upon the closing of the Merger. The number of shares subject to and the exercise prices applicable to these outstanding options were adjusted in connection with the one-for-eight reverse stock-split. In June 2019, the 2013 Plan was assumed by the Company’s Global Share Incentive Plan (2019) the “2019 Equity Incentive Plan”), and the Company intends for the 2019 Equity Incentive Plan to be its primary stock compensation plan for future awards.

Prior to the Merger, Enlivex R&D granted Options under the 2007 Incentive Compensation Plan (the “2007 Equity Incentive Plan”) and the Global Share Incentive Plan (2014) (the “2014 Equity Incentive Plan”).

In June 2019, the Company adopted the 2019 Equity Incentive Plan, under which all Ordinary Shares that remained available for future grant under all existing plans were reserved for issuance with respect to awards that may be granted under the 2019 Equity Incentive Plan.

As of December 31, 2019, 2,350,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan, of which 490,749 shares were available for future grant.

Equity Incentive Plans and agreements generally expire after ten years from the date of grant. Upon termination of the optionee’s employment or other relationship with the Company, options cease vesting, vested options forfeit. Ordinary shares underlying options that are canceled or not exercised within the option term become available for future grant.

b)	Employees’ and directors stock options

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2019	2018	2017
Weighted Average Risk-free interest rate	1.67%	2.88%	2.25%
Dividend yield	-	-	-
Weighted Average Volatility factor	73.71%	74.91%	73.31%
Weighted Average Expected life of the options	5	6	6

The following table contains additional information concerning options granted to employees and directors under the existing stock-option plans:

	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	1,083,022	$4.79	974,271	$4.54	453,972	$2.69
Granted	158,021	$8.72	271,355	$5.78	590,839	$5.78
Forfeited and expired	(128,256)	$5.24	(162,543)	$4.96	(70,540)	$2.69
Exercised	(2,360)	$3.77	(61)	$2.69	-	$-
Pre-merger Bioblast options	15,500	$90.17	-	$-	-	$-
Outstanding at end of the year	1,125,927	$6.47	1,083,022	$4.79	974,271	$4.54
Exercisable at end of the year	700,032	$3.92	457,661	$3.72	243,313	$2.69

Following is a summary of changes in nonvested shares granted to employees and directors:

	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	625,361	$5.58	730,958	$5.37	310,058	$2.69
Granted	158,021	$8.72	271,355	$5.78	590,839	$5.78
Vested during the year	(229,231)	$5.01	(217,733)	$4.75	(102,724)	$2.69
Forfeited during the year	(128,256)	$5.24	(159,219)	$5.16	(67,215)	$2.69
Balance at end of the year	425,895	$7.21	625,361	$5.58	730,958	$5.37

The weighted-average fair value at grant date of options granted 2019, 2018 and 2017 were $5.29, $5.78 and $0.207.

The total unrecognized estimated compensation cost related to non-vested employees’ and directors’ stock options granted until December 31, 2019 was $934, which is expected to be recognized over a weighted average period of 1.95 years.

c)	Consultants’ stock options

The estimated fair value of stock option awards was determined using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2019	2018	2017

Weighted Average Risk-free interest rate	-	2.55%	2.25%
Dividend yield	-	-	-
Weighted Average Volatility factor	-	75.23%	73.31%
Weighted Average Expected life of the options	-	6	6

The following table contains additional information concerning options granted to consultants under the existing stock-option plans:

	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	718,396	$3.63	684,507	$3.51	398,938	$2.69
Granted	-	$-	33,889	$6.40	285,569	$4.54
Forfeited and expired	-	$-	-	$-	-	$-
Exercised	(219,281)	$2.69	-	$-	-	$-
Outstanding at end of the year	499,115	$4.04	718,396	$3.63	684,507	$3.51
Exercisable at end of the year	398,659	$3.35	568,921	$2.89	529,586	$2.69

Following is a summary of changes in nonvested shares granted to consultants:

	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	149,475	$6.19	154,921	$6.20	-	$-
Granted	-	$-	33,889	$6.40	285,569	$4.54
Vested during the year	(49,019)	$6.17	(39,335)	$6.20	(130,648)	$2.69
Forfeited during the year	-	$-	-	$-	-	$-
Balance at end of the year	100,456	$6.27	149,475	$6.19	154,921	$6.20

The total unrecognized estimated compensation cost related to non-vested consultants’ stock options granted until December 31, 2019 was $315, which is expected to be recognized over a weighted average period of 1.94 years.

d)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for all options outstanding at December 31, 2019:

Exercise Price	Number of Options Outstanding	Average Remaining Contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
$2.69	723,922	5.27	$4,130	719,695
$6.22	714,201	8.04	$1,547	359,135
$8.19	150,000	9.57	$30	-
$10.12	13,398	8.93	$-	4,091
$12.21	2,421	9.25	$-	-
$21.4	5,600	9.57	$-	-
$90.16	15,500	1.69	$-	15,500
	1,625,042		$5,707	1,098,691

The total intrinsic value of options exercised during 2019 was $1,262.

e)	The following table summarizes share-based compensation expenses related to grants under the Equity Incentive Plan included in the statements of operations:

	Year ended December 31,
	2019	2018	2017
Research & development	$607	$862	$123
General & administrative	203	147	(2)
Total	$810	$1,009	$121